Principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment
Residual rate is determined based on the economic value of the equipment at the end of the estimated useful lives as a percentage of the original cost.

	Estimated useful lives	Residual rate
Servers, computers and equipment	3 years	0%-5%
Furniture, fixture and office equipment	5 years	5%
Motor vehicles	4 years	5%
Leasehold improvement	Shorter of lease term or 5 years	—

Estimated Useful Lives of Finite-Lived Intangible Assets
Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Estimated useful lives

Software	3 -5 years
Technology	5 years
Domain name	15 years